CONTINGENCIES Loss Contingencies (Details) $ in Millions	3 Months Ended
	Mar. 25, 2015 USD ($)	Jun. 29, 2016 LegalMatter
Loss Contingencies [Line Items]
Number of threatened or pending claims expected to have a material adverse effect | LegalMatter		0
August 2004 California lawsuit [Member]
Loss Contingencies [Line Items]
Loss Contingency Accrual, Payments | $	$ 44.0